Related Party Transactions and Balances (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AED (د.إ)	Jun. 30, 2025 AED (د.إ) shares	Mar. 31, 2025 AED (د.إ)	Mar. 11, 2025	Dec. 31, 2024 AED (د.إ) shares	Oct. 25, 2024 AED (د.إ)	Jun. 30, 2024 AED (د.إ)
Related Party Transactions and Balances [Line Items]
Effective interest rate	8.00%				8.00%
Management fee percentage									10.00%
Total outstanding amount						د.إ 1,050,000		د.إ 466,861
Acquired shares (in Shares) | shares	34,888,447				34,888,447			30,000,000
Total consideration	$ 27,233				د.إ 100,000			د.إ 100,000
Loan from Mr. Fareed Aljawhary [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party	250,971		$ 2,998,361		د.إ 921,567					د.إ 11,009,981
Effective interest rate							20.00%
Imputed interest expense of loans received	$ 112,975	د.إ 414,842	315,913	د.إ 1,160,034
Loan from Mr. Rajesh Venkataraman [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party									د.إ 700,000
Total outstanding amount								د.إ 855,806
Micropolis Holding acquired [Member]
Related Party Transactions and Balances [Line Items]
Acquired shares (in Shares) | shares	100				100
Initial Public Offering [Member] | Loan from Mr. Fareed Aljawhary [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party					د.إ 950,000
Repaid amount					13,458,724
Additional paid-in capital [member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party	$ 7,743				د.إ 28,433
Additional paid-in capital [member] | Loan from Mr. Fareed Aljawhary [Member]
Related Party Transactions and Balances [Line Items]
Loan receivable from related party			$ (421,145)							د.إ 1,546,443